Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of these adjustments to the financial statement, as previously reported - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 10, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020		Feb. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Warrant liability	$ 0				$ 35,700,000						$ 35,400,000
Total Liabilities	318,172,000				301,808,000						223,187,000
Ordinary Shares	20,000				20,000						20,000
Additional Paid-in Capital	128,615,000				128,654,000						122,423,000
Accumulated Deficit	(358,030,000)				(352,550,000)						(264,126,000)
Total Shareholders' Equity (Deficit)	(229,395,000)				(223,876,000)		$ (183,365,000)				(141,683,000)			$ (90,009,000)	$ 35,464,000
Vicker's Vantage
Condensed Financial Statements, Captions [Line Items]
Warrant liability	1,162,800				3,351,600						0
Total Liabilities	12,168,759				9,240,295						180,760
Ordinary Shares Subject to Possible Redemption	101,293,086				139,380,000						0
Ordinary Shares	345				345	[1]					345	[1]
Additional Paid-in Capital				$ 1,035,000							24,655
Accumulated Deficit	(12,003,355)				(8,697,444)						(6,276)
Total Shareholders' Equity (Deficit)	$ (12,003,010)	$ (10,764,731)	$ (10,538,321)		$ (8,697,099)		$ (9,829,785)	$ (8,385,433)	$ (8,151,684)		$ 18,724
Vicker's Vantage | Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total Liabilities										5,345,000
Ordinary Shares Subject to Possible Redemption										129,999,029
Ordinary Shares										438
Additional Paid-in Capital										5,006,060
Accumulated Deficit										(6,490)
Total Shareholders' Equity (Deficit)										5,000,008
Vicker's Vantage | Adjustments Restatement 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability										7,729,200
Total Liabilities										7,729,200
Ordinary Shares Subject to Possible Redemption										(7,729,200)
Ordinary Shares										76
Additional Paid-in Capital										2,629,336
Accumulated Deficit										(2,629,412)
Total Shareholders' Equity (Deficit)
Vicker's Vantage | Adjustments Restatement 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total Liabilities
Ordinary Shares Subject to Possible Redemption										17,110,171
Ordinary Shares										(169)
Additional Paid-in Capital										(7,635,396)
Accumulated Deficit										(9,474,606)
Total Shareholders' Equity (Deficit)										(17,110,171)
Vicker's Vantage | As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability										7,729,200
Total Liabilities										13,074,200
Ordinary Shares Subject to Possible Redemption										139,380,000
Ordinary Shares										345
Additional Paid-in Capital
Accumulated Deficit										(12,110,508)
Total Shareholders' Equity (Deficit)										$ (12,110,163)

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.